Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	CARDAX, INC.
Entity Central Index Key	0001544238
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Smaller Reporting Company